Segment and Related Information (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Summary of Financial Information Concerning Reportable Segments

Summarized financial information concerning its reportable segments for the nine months ended September 30, 2015 and 2014 are shown in the table below:

	Service Revenues	Operating Income (Loss)	Depreciation and Amortization
Nine Months Ended September 30, 2015
South	$368.6	$49.8	$54.6
East	272.8	16.4	56.7
Midwest	405.4	45.5	77.3
Corporate	—	(41.6)	6.2

	$1,046.8	$70.1	$194.8

Nine Months Ended September 30, 2014
South	$372.0	$54.3	$55.7
East	268.4	4.8	63.0
Midwest	408.8	38.5	81.7
Corporate	—	(48.5)	6.3

	$1,049.2	$49.1	$206.7